Investments - Additional Information (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Derecognition of loan receivable			$ 55,601	$ 26,779
Additions to convertible debentures			$ 31,525	$ 147,905
Loans receivable | Bear Creek
Disclosure of financial assets [line items]
Derecognition of loan receivable	$ 14,400
Convertible debenture | Bear Creek
Disclosure of financial assets [line items]
Additions to convertible debentures	18,300
Versamet Royalties Corp.
Disclosure of financial assets [line items]
Fair value of common shares received in debenture settlement	$ 14,200
Number of shares received (in shares)				33.8
Total value from shares received				$ 17,200
Horizon Copper Corp. | Loans to corporate entities
Disclosure of financial assets [line items]
Fair value		$ 122,700
Face value		$ 149,100
Interest rate		3.00%
Cash sweep percentage of excess cash flow		1.66%
Discount rate, debenture receivable		6.00%
Debenture Receivable, Term		10 years